Schedule of Components of Income Tax Expense (Benefit) (Details) (USD $)	24 Months Ended
Dec. 31, 2014
Income Tax Schedule Of Components Of Income Tax Expense (benefit) 1	$ 191,137
Income Tax Schedule Of Components Of Income Tax Expense (benefit) 2	138,427
Income Tax Schedule Of Components Of Income Tax Expense (benefit) 3	58,249
Income Tax Schedule Of Components Of Income Tax Expense (benefit) 4	41,284
Income Tax Schedule Of Components Of Income Tax Expense (benefit) 5	78,494
Income Tax Schedule Of Components Of Income Tax Expense (benefit) 6	105,634
Income Tax Schedule Of Components Of Income Tax Expense (benefit) 7	327,880
Income Tax Schedule Of Components Of Income Tax Expense (benefit) 8	285,345
Income Tax Schedule Of Components Of Income Tax Expense (benefit) 9	(3,501)
Income Tax Schedule Of Components Of Income Tax Expense (benefit) 10	(4,347)
Income Tax Schedule Of Components Of Income Tax Expense (benefit) 11	(910)
Income Tax Schedule Of Components Of Income Tax Expense (benefit) 12	(1,130)
Income Tax Schedule Of Components Of Income Tax Expense (benefit) 13	(4,411)
Income Tax Schedule Of Components Of Income Tax Expense (benefit) 14	(5,477)
Income Tax Schedule Of Components Of Income Tax Expense (benefit) 15	323,469
Income Tax Schedule Of Components Of Income Tax Expense (benefit) 16	$ 279,868